Other Assets	12 Months Ended
Dec. 31, 2024
Other Assets
Other Assets

19. Other Assets

	December 31	December 31
($ millions)	2024	2023
Investments	413	490
Prepaids	171	661
Pension (note 23)	617	207
Other	358	352
	1 559	1 710

Prepaids represent long-term accounts receivable related to deposits paid on account that are unlikely to be settled within one year.

Other includes long-term accounts receivable related to Notices of Reassessments that have been received from the Canada Revenue Agency and are unlikely to be settled within one year.